Expense Example {- Tax-Exempt Portfolio} - 03.31 FIMM Funds Class 1 Combo PRO-09 - Tax-Exempt Portfolio - Class I	May 29, 2021 USD ($)
Expense Example:
1 year	$ 18
3 years	65
5 years	118
10 years	$ 275